QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data

	FIRST	SECOND	THIRD	FOURTH
MILLIONS, EXCEPT PER SHARE	QUARTER	QUARTER	QUARTER	QUARTER	YEAR

2012
Net sales	$2,810.9	$2,958.7	$3,023.3	$3,045.8	$11,838.7
Cost of sales (including special charges of $76.0, $3.1, $3.2 and $11.6 in Q1, Q2, Q3 and Q4, respectively)	1,614.0	1,608.9	1,616.4	1,644.2	6,483.5
Selling, general and administrative expenses	989.7	981.7	977.7	971.1	3,920.2
Special (gains) and charges	41.4	41.6	28.0	34.7	145.7
Operating income	165.8	326.5	401.2	395.8	1,289.3
Interest expense, net (including special charges of $18.2 and $1.1 in Q1 and Q4, respectively)	86.1	63.9	64.2	62.5	276.7
Income before income taxes	79.7	262.6	337.0	333.3	1,012.6
Provision for income taxes	35.6	79.2	97.7	98.8	311.3
Net income including noncontrolling interest	44.1	183.4	239.3	234.5	701.3
Less: Net income attributable to noncontrolling interest (including special charges of $4.5 in Q1)	(5.6)	(1.1)	1.3	3.1	(2.3)
Net income attributable to Ecolab	$49.7	$184.5	$238.0	$231.4	$703.6
Earnings attributable to Ecolab per common share
Basic	$0.17	$0.63	$0.81	$0.79	$2.41
Diluted	$0.17	$0.62	$0.80	$0.77	$2.35
Weighted-average common shares outstanding
Basic	291.5	291.9	292.7	293.8	292.5
Diluted	297.9	298.2	298.6	299.9	298.9
2011
Net sales (including special charges of $29.6 in Q4)	$1,518.3	$1,698.8	$1,736.1	$1,845.3	$6,798.5
Cost of sales (including special charges of $0.8, $4.5 and $3.6 in Q1, Q3 and Q4, respectively)	770.4	860.8	877.9	966.5	3,475.6
Selling, general and administrative expenses	581.6	609.6	595.3	651.6	2,438.1
Special (gains) and charges	14.6	30.1	23.3	63.0	131.0
Operating income	151.7	198.3	239.6	164.2	753.8
Interest expense, net (including special charges of $1.5 in Q4)	13.5	13.1	13.2	34.4	74.2
Income before income taxes	138.2	185.2	226.4	129.8	679.6
Provision for income taxes	44.4	59.0	71.9	41.0	216.3
Net income including noncontrolling interest	93.8	126.2	154.5	88.8	463.3
Less: Net income attributable to noncontrolling interest	0.2	0.3	0.2	0.1	0.8
Net income attributable to Ecolab	$93.6	$125.9	$154.3	$88.7	$462.5
Earnings attributable to Ecolab per common share
Basic	$0.40	$0.54	$0.67	$0.35	$1.95
Diluted	$0.40	$0.53	$0.65	$0.34	$1.91
Weighted-average common shares outstanding
Basic	232.0	231.6	231.9	252.2	236.9
Diluted	235.9	236.1	236.1	257.5	242.1